UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January  31, 2012

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.2%
	ARGENTINA – 4.2%
200,840	Arcos Dorados Holdings, Inc. - Cl. A	$4,318,060

	BERMUDA – 3.2%
115,427	Lazard Ltd. - Cl. A	3,315,063

	BRAZIL – 2.7%
76,915	Cia de Bebidas das Americas - ADR	2,798,937

	CANADA – 7.6%
48,542	Canadian National Railway Co.	3,661,038
88,030	Potash Corp. of Saskatchewan, Inc.	4,114,522
		7,775,560
	CHINA – 10.1%
30,948	Baidu, Inc. - ADR*	3,946,489
2,896,525	Li & Fung Ltd.	6,334,386
		10,280,875
	DENMARK – 9.1%
36,228	Novo Nordisk A/S - ADR	4,317,653
176,430	Novozymes A/S - B Shares	4,966,930
		9,284,583
	FRANCE – 6.9%
43,053	L'Oreal S.A.	4,578,992
15,489	LVMH Moet Hennessy Louis Vuitton S.A.	2,504,173
		7,083,165
	INDIA – 3.1%
57,230	Infosys Ltd. - ADR	3,147,078

	ISRAEL – 3.7%
83,685	Teva Pharmaceutical Industries Ltd. - ADR	3,776,704

	JAPAN – 2.8%
16,773	FANUC Corp.	2,818,973

	MEXICO – 8.0%
26,615	Coca-Cola Femsa S.A.B. de C.V. - ADR	2,608,270
1,784,800	Wal-Mart de Mexico S.A.B. de C.V.	5,514,297
		8,122,567
	NETHERLANDS – 4.0%
38,358	Core Laboratories N.V.	4,074,770

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND – 20.8%
175,165	ABB Ltd. - ADR*	$3,648,687
55,620	ACE Ltd.	3,871,152
5	Cie Financiere Richemont S.A. - ADR	28
49,207	Cie Financiere Richemont S.A. - Cl. A	2,785,100
67,462	Nestle S.A.	3,865,965
58,130	Novartis A.G. - ADR	3,159,947
2,156	SGS S.A.	3,869,323
20	SGS S.A. - ADR	360
		21,200,562
	TAIWAN – 4.8%
351,845	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,953,978

	UNITED KINGDOM – 2.3%
80,569	ARM Holdings PLC - ADR	2,326,833

	UNITED STATES – 2.9%
109,007	Coca-Cola Enterprises, Inc.	2,920,297
	TOTAL COMMON STOCKS (Cost $93,362,308)	98,198,005

	SHORT-TERM INVESTMENTS – 4.7%
4,856,488	Fidelity Institutional Money Market Fund, 0.21%1	4,856,488
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,856,488)	4,856,488

	TOTAL INVESTMENTS – 100.9% (Cost $98,218,796)	103,054,493

	Liabilities in Excess of Other Assets – (0.9)%	(945,239)

	TOTAL NET ASSETS – 100.0%	$102,109,254

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	21.8%
Consumer Discretionary	15.6%
Information Technology	14.1%
Industrials	13.7%
Health Care	11.0%
Materials	8.9%
Financials	7.1%
Energy	4.0%
Total Common Stocks	96.2%
Short-Term Investments	4.7%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

WCM Focused Growth International Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

Note 1 – Organization
WCM Focused Growth International Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on May 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes
At January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of Investments	$98,302,078

Gross Unrealized Appreciation	$6,472,277
Gross Unrealized Depreciation	(1,719,862)
Net Unrealized Appreciation/(Depreciation) on Investments	$4,752,415

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

WCM Focused Growth International Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$98,198,005	$-	$-	$98,198,005
Short-Term Investments	4,856,488	-	-	4,856,488
Total Investments, at value	$103,054,493	$-	$-	$103,054,493

*The Fund did not hold any Level 2 or 3 securities as of January 31, 2012.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers into and out of Level 1,2, and 3 as of January 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/23/2012

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/23/2012